CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	Series A Preferred Shares Ordinary Shares CNY (¥) shares	Series A Preferred Shares Additional Paid-in Capital CNY (¥)	Series A Preferred Shares CNY (¥) shares	Series B Preferred Shares Ordinary Shares CNY (¥) shares	Series B Preferred Shares Additional Paid-in Capital CNY (¥)	Series B Preferred Shares CNY (¥) shares	Series C Preferred Shares Ordinary Shares CNY (¥) shares	Series C Preferred Shares Additional Paid-in Capital CNY (¥)	Series C Preferred Shares CNY (¥) shares	Series D Preferred Shares Ordinary Shares CNY (¥) shares	Series D Preferred Shares Additional Paid-in Capital CNY (¥)	Series D Preferred Shares CNY (¥) shares	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive (Loss) / Income CNY (¥)	Accumulated Deficit CNY (¥)	USD ($) shares	CNY (¥) shares
Beginning balance at Dec. 31, 2014													¥ 45		¥ 1,624	¥ (168,138)		¥ (166,469)
Beginning balance (in shares) at Dec. 31, 2014 | shares													72,267,532
Increase (Decrease) in Stockholders' Equity
Accretions to preferred shares redemption value														¥ (927)		(74,738)		(75,665)
Contribution from a shareholder														927				927
Net loss																(327,086)		(327,086)
Foreign currency translation adjustments															3,014			3,014
Ending balance at Dec. 31, 2015													¥ 45		4,638	(569,962)		(565,279)
Ending balance (in shares) at Dec. 31, 2015 | shares													72,267,532
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon Initial Public Offering ("IPO"), Concurrent Private Placement ("CPP") and exercise of over-allotment options, net of expenses													¥ 38	424,186				424,224
Issuance of ordinary shares upon Initial Public Offering ("IPO"), Concurrent Private Placement ("CPP") and exercise of over-allotment options, net of expenses (in shares) | shares													57,189,473
Accretions to preferred shares redemption value														(777)		(90,854)		(91,631)
Conversion of preferred shares to ordinary shares	¥ 20	¥ 44,593	¥ 44,613	¥ 32	¥ 112,628	¥ 112,660	¥ 47	¥ 271,038	¥ 271,085	¥ 14	¥ 139,603	¥ 139,617
Conversion of preferred shares to ordinary shares (in shares) | shares	30,000,000		30,000,000	48,233,710		48,233,710	71,200,613		71,200,613	21,494,316		21,494,316
Deemed contribution from preferred shareholders			¥ 520			¥ 671			¥ 1,112			¥ 315				2,618		2,618
Exercise of stock options														110				¥ 110
Exercise of stock options (in shares) | shares													447,480				447,480	447,480
Share-based compensation														48,242				¥ 48,242
Contribution from a shareholder														1,636				1,636
Net loss																(514,778)		(514,778)
Foreign currency translation adjustments															27,700			27,700
Ending balance at Dec. 31, 2016													¥ 196	1,041,259	32,338	(1,172,976)		(99,183)
Ending balance (in shares) at Dec. 31, 2016 | shares													300,833,124
Increase (Decrease) in Stockholders' Equity
Exercise of stock options													¥ 1	811				¥ 812
Exercise of stock options (in shares) | shares													1,583,655				1,583,655	1,583,655
Settlement of RSU (in shares) | shares													297,480
Share-based compensation														35,069				¥ 35,069
Contribution from a shareholder														384				384
Net loss																(580,811)	$ (89,270)	(580,811)
Foreign currency translation adjustments															(24,662)		(3,790)	(24,662)
Ending balance at Dec. 31, 2017													¥ 197	¥ 1,077,523	¥ 7,676	¥ (1,753,787)	$ (102,729)	¥ (668,391)
Ending balance (in shares) at Dec. 31, 2017 | shares													302,714,259